First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
February 28, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 68.2%
	Construction & Engineering – 0.3%
9,000	Quanta Services, Inc.	$754,650
	Electric Utilities – 14.3%
88,200	Alliant Energy Corp. (a)	4,071,312
18,500	American Electric Power Co., Inc.	1,384,725
21,000	Duke Energy Corp. (b)	1,797,390
39,000	Emera, Inc. (CAD)	1,536,587
68,300	Enel S.p.A., ADR	642,020
17,600	Eversource Energy	1,398,848
135,000	Exelon Corp. (b)	5,211,000
35,100	Fortis, Inc. (CAD) (a)	1,351,485
12,500	Iberdrola S.A., ADR	628,581
36,800	IDACORP, Inc.	3,173,632
9,600	NextEra Energy, Inc.	705,408
6,000	Orsted A/S, ADR	323,640
276,100	PPL Corp. (b)	7,231,059
75,900	Southern (The) Co. (b)	4,305,048
22,000	Xcel Energy, Inc. (a)	1,288,980
		35,049,715
	Gas Utilities – 10.0%
636,900	AltaGas Ltd. (CAD) (a)	9,654,095
64,350	Atmos Energy Corp. (a)	5,444,654
121,100	New Jersey Resources Corp. (a)	4,758,019
45,900	ONE Gas, Inc.	3,073,923
40,000	UGI Corp.	1,532,400
		24,463,091
	Independent Power & Renewable Electricity Producers – 0.3%
38,800	EDP Renovaveis S.A. (EUR)	847,336
	Multi-Utilities – 17.6%
266,600	CenterPoint Energy, Inc. (a)	5,182,704
35,000	CMS Energy Corp. (b)	1,893,850
70,600	Dominion Energy, Inc.	4,823,392
11,300	DTE Energy Co. (a)	1,330,236
270,600	Public Service Enterprise Group, Inc. (b)	14,566,398
131,300	Sempra Energy (b)	15,228,174
		43,024,754
	Oil, Gas & Consumable Fuels – 25.4%
25,000	Cheniere Energy, Inc. (c)	1,684,750
288,896	Enbridge, Inc. (a) (b)	9,767,574
208,340	Equitrans Midstream Corp. (a)	1,506,298
65,000	GasLog Ltd.	382,850
210,060	Keyera Corp. (CAD) (a)	4,072,120
594,655	Kinder Morgan, Inc. (a)	8,741,429
234,784	ONEOK, Inc. (a)	10,398,583
216,632	TC Energy Corp. (a) (b)	9,083,380
722,841	Williams (The) Cos., Inc. (a)	16,509,688
		62,146,672

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Water Utilities – 0.3%
5,500	American Water Works Co., Inc.	$780,340
	Total Common Stocks	167,066,558
	(Cost $153,191,912)
MASTER LIMITED PARTNERSHIPS – 60.3%
	Chemicals – 3.6%
378,198	Westlake Chemical Partners, L.P. (a)	8,891,435
	Gas Utilities – 1.0%
165,600	Suburban Propane Partners, L.P. (a)	2,477,376
	Independent Power & Renewable Electricity Producers – 2.6%
88,261	NextEra Energy Partners, L.P. (d)	6,411,279
	Oil, Gas & Consumable Fuels – 53.1%
406,874	BP Midstream Partners, L.P. (a)	4,642,432
333,200	Cheniere Energy Partners, L.P. (a)	13,244,700
45,767	Energy Transfer, L.P. (a)	349,660
1,472,406	Enterprise Products Partners, L.P. (a)	31,391,696
15,000	Hess Midstream L.P. (d)	314,550
412,412	Holly Energy Partners, L.P. (a)	7,105,859
798,454	Magellan Midstream Partners, L.P. (a)	33,271,578
1,072,601	Plains All American Pipeline, L.P. (a)	9,052,752
574,588	Shell Midstream Partners, L.P. (a)	6,291,739
826,868	TC PipeLines, L.P. (a)	24,078,396
25,000	Teekay LNG Partners, L.P. (d)	337,750
		130,081,112
	Total Master Limited Partnerships	147,861,202
	(Cost $79,696,681)
	Total Investments – 128.5%	314,927,760
	(Cost $232,888,593) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.0)%
(350)	CMS Energy Corp.	$(1,893,850)	$65.00	Mar 2021	(1,750)
(210)	Duke Energy Corp.	(1,797,390)	92.50	Apr 2021	(14,280)
(735)	Enbridge, Inc.	(2,485,035)	37.50	Mar 2021	(3,675)
(1,350)	Exelon Corp.	(5,211,000)	45.00	Apr 2021	(13,500)
(1,061)	PPL Corp.	(2,778,759)	30.00	Mar 2021	(3,183)
(1,300)	Public Service Enterprise Group, Inc.	(6,997,900)	60.00	Mar 2021	(15,600)
(1,313)	Sempra Energy	(15,228,174)	130.00	Mar 2021	(26,260)
(759)	Southern (The) Co.	(4,305,048)	62.50	Mar 2021	(7,590)
(1,116)	TC Energy Corp.	(4,679,388)	45.00	Mar 2021	(27,900)
	Total Call Options Written				(113,738)
	(Premiums received $731,656)

Outstanding Loan – (28.8)%	(70,700,000)
Net Other Assets and Liabilities – 0.3%	965,956
Net Assets – 100.0%	$245,079,978

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
February 28, 2021 (Unaudited)

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Aggregate cost for federal income tax purposes was $214,019,917. As of February 28, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $108,058,121 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,264,016. The net unrealized appreciation was $100,794,105. The unrealized amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2021 is as follows:
ASSETS TABLE
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 167,066,558	$ 167,066,558	$ —	$ —
Master Limited Partnerships*	147,861,202	147,861,202	—	—
Total Investments	$ 314,927,760	$ 314,927,760	$—	$—
LIABILITIES TABLE
	Total Value at 2/28/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (113,738)	$ (113,738)	$ —	$ —

*	See Portfolio of Investments for industry breakout.